UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	September 30, 2009

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
November 4, 2009
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-

     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	174

Form 13F Information Table Value Total:
	17,067,366 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011





MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : September 30,
2009 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6
COLUMN 7 COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMENTOTHER VOTING
AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000)PRN AMT PRNCALLDISCRETIONMANAGERS SOLE SHAREDNONE ABB LTD ADR (1 ORD
SHR) 000375204 4,596 213,900SH SOLE 213,900 AGRIUM INC COMMON 008916108
428,155 7,999,900SH SOLE 7,999,900 AIR LIQUIDE ADR (0.2 ORD) 009126202
48,219 1,966,435SH SOLE 1,966,435 AKZO NOBEL V SP ADR (1 ORD) 010199305
2,837 42,685SH SOLE 42,685 APACHE CORP COMMON 037411105 111,344
1,130,850SH SOLE 1,130,850 APPLE INC COMMON 037833100 64,628 325,200SH
SOLE 325,200 APPLIED MATERIALS COMMON 038222105 72,561 5,057,900SH
SOLE 5,057,900 ASAHI GLASS SP ADR (10 ORD) 043393206 1,341 154,400SH SOLE
154,400 AVERY DENNISON CORP COMMON 053611109 73,828 1,912,160SH SOLE
1,912,160 BG PLC ADR (5 ORDS) 055434203 50,487 540,800SH SOLE 540,800 BP
PLC ADR (6 ORDS) 055622104 101,474 1,777,960SH SOLE 1,777,960 BANK OF
MONTREAL COMMON 063671101 5,447 100,550SH SOLE 100,550 BANK OF NOVA
SCOTIA COMMON 064149107 579,64811,861,014SH SOLE 11,861,014 BARRICK
GOLD CORP COMMON CAD 067901108 204,864 5,053,385SH SOLE 5,053,385
BAYER A G SP ADR (1 ORD) 072730302 4,627 62,000SH SOLE 62,000 BECTON
DICKINSON COMMON 075887109 93,423 1,249,200SH SOLE 1,249,200 BOSTON
SCIENTIFIC COMMON 101137107 460 40,500SH SOLE 40,500 BRISTOL MYERS SQUIBBCOMMON 110122108 91,811 3,802,355SH SOLE 3,802,355 BROOKFIELD
ASSET MGTCLASS A LTD VTG 112585104 206,683 8,481,040SH SOLE 8,481,040
CAE INC COMMON 124765108 60,336 6,667,000SH SOLE 6,667,000 CCL
INDUSTRIES INC CLASS B NON VTG 124900309 43,349 1,952,650SH SOLE
1,952,650 CVS CAREMARK CORP COMMON 126650100 195,649 5,105,599SH SOLE
5,105,599 CDN IMP BANK COMMERCCOMMON 136069101 16,881 258,556SH
SOLE 258,556 CDN NATL RAILWAY COMMON 136375102 468,139 8,878,039SH
SOLE 8,878,039 CDN NATURAL RES COMMON 136385101 453,468 6,272,027SH
SOLE 6,272,027 CDN TIRE CORP CLASS A NON VTG 136681202 41,974 726,700SH
SOLE 726,700 CANON INC ADR (1 ORD) 138006309 47,615 1,110,495SH SOLE
1,110,495 CAPITALAND LTD ADR (2 ORD SHRS) 140547100 5,165 926,300SH SOLE
926,300 CHEVRON CORP COMMON 166764100 574 7,600SH SOLE 7,600 CHICAGO BRIDGE & IRNN Y REGISTRY SH 167250109 641 32,000SH SOLE 32,000 COACH
INC COMMON 189754104 83,717 2,371,800SH SOLE 2,371,800 COCA-COLA CO
COMMON 191216100 1,935 33,600SH SOLE 33,600 COLGATE PALMOLIVE
COCOMMON 194162103 136,407 1,667,820SH SOLE 1,667,820 CREDIT SUISSE GRP
SP ADR (0.25 ORD) 225401108 15,108 253,200SH SOLE 253,200 E.ON AG ADR
(0.3333 ORD SHS) 268780103 4,425 97,000SH SOLE 97,000 EAST JAPAN RAILWAY
SPONS ADR 144A 273202101 5,802 452,800SH SOLE 452,800 EATON CORP
COMMON 278058102 7,281 120,000SH SOLE 120,000 EBAY INC COMMON
278642103 82,882 3,275,445SH SOLE 3,275,445 ECOLAB INC COMMON 278865100
47,476 957,800SH SOLE 957,800 ELECTRONIC ARTS COMMON 285512109 68,688
3,362,870SH SOLE 3,362,870 EMERSON ELEC CO COMMON 291011104 413
9,600SH SOLE 9,600 ENCANA CORPORATION COMMON 292505104
768,54912,395,944SH SOLE 12,395,944 ERICSSON(LM) TEL ADR(10 SER B SHRS)
294821608 31,208 2,904,870SH SOLE 2,904,870 FIRST QUANTUM MNRL COMMON
335934105 1,225 17,500SH SOLE 17,500 FRANKLIN RES INC COMMON 354613101
577 5,350SH SOLE 5,350 GENERAL ELECTRIC CO COMMON 369604103 121,638 6,909,085SH SOLE 6,909,085 GILDAN ACTIVEWEAR COMMON 375916103 196,900
9,305,300SH SOLE 9,305,300 GOLDCORP INC COMMON 380956409 254,400
5,919,042SH SOLE 5,919,042 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 67,281
1,094,163SH SOLE 1,094,163 HEWLETT PACKARD CO COMMON 428236103
135,111 2,669,192SH SOLE 2,669,192 HEXCEL CORP COMMON 428291108 2,147
175,000SH SOLE 175,000 HONEYWELL INTL INC COMMON 438516106 85,682
2,151,060SH SOLE 2,151,060 HOYA CORP ADR(1 ORD SHR) 443251103 3,424
135,100SH SOLE 135,100 IAMGOLD CORP COMMON 450913108 42,405
2,802,700SH SOLE 2,802,700 IMPERIAL OIL LTD COMMON 453038408 320 7,850SH
SOLE 7,850 INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108 30,815 592,700SH SOLE 592,700 INTEL CORP COMMON 458140100 1,933 92,100SH SOLE 92,100
INTL BUSINESS MCHN COMMON 459200101 2,356 18,370SH SOLE 18,370 INTERNATIONAL PAPER COMMON 460146103 834 35,000SH SOLE 35,000
JOHNSON & JOHNSON COMMON 478160104 110,326 1,689,884SH SOLE 1,689,884
JOHNSON MATTHEY PLC SP ADR 479142309 6,241 131,100SH SOLE 131,100
KOHLS CORP COMMON 500255104 79,122 1,293,490SH SOLE 1,293,490 L OREAL
CO ADR (0.2 ORD) 502117203 31,467 1,469,600SH SOLE 1,469,600 ESTEE LAUDER
CO CLASS A 518439104 68,153 1,714,230SH SOLE 1,714,230 MAGNA INTL INC
CLASS A SUB VTG 559222401 352,380 7,722,551SH SOLE 7,722,551 MERCK & CO
INC COMMON 589331107 170,250 5,020,095SH SOLE 5,020,095 MICROSOFT CORP
COMMON 594918104 225,477 8,176,285SH SOLE 8,176,285 MITSUBISHI UFJ FINL
ADR( 1 ORD SHRS) 606822104 3,431 599,270SH SOLE 599,270 NASDAQ OMX
GROUP COMMON 631103108 44,986 1,993,210SH SOLE 1,993,210 NESTLE S A ADS
(1 ORD SHRS) 641069406 80,412 1,756,787SH SOLE 1,756,787 NINTENDO LTD ADR
(0.125 ORD) 654445303 3,883 114,700SH SOLE 114,700 NIPPON TELEG & TEL NEW
ADR(0.50 ORD SH) 654624105 4,390 177,800SH SOLE 177,800 NORTHEAST UTILS
COMMON 664397106 80,152 3,148,890SH SOLE 3,148,890 OPEN TEXT CORP
COMMON 683715106 189,359 4,721,000SH SOLE 4,721,000 PEARSON PLC SP ADR
(1 ORD) 705015105 293 22,000SH SOLE 22,000 PEPSICO INC COMMON 713448108
173,207 2,753,900SH SOLE 2,753,900 PT TELEKOMUNIKAS INDADR(40 SER B
SHRS) 715684106 40,486 1,057,700SH SOLE 1,057,700 PFIZER INC COMMON
717081103 150,553 8,484,282SH SOLE 8,484,282 PHILIP MORRIS INTL COMMON
718172109 1,211 23,180SH SOLE 23,180 PRECISION DRILLING TRUST UNIT 740215108 656 91,654SH SOLE 91,654 PROCTER & GAMBLE CO COMMON
742718109 1,835 29,545SH SOLE 29,545 PRUDENTIAL FINL COMMON 744320102
300 5,600SH SOLE 5,600 REED ELSEVIER N V SPONS ADR 144A 758204200 49,428
2,039,806SH SOLE 2,039,806 RESEARCH IN MOTION COMMON 760975102 478,589
6,612,168SH SOLE 6,612,168 REXAM PLC SP ADR NEW2001 761655406 321
14,000SH SOLE 14,000 ROCHE HLDG LTD NEW ADR( 4 ORD SHR) 771195104
83,181 1,910,840SH SOLE 1,910,840 ROGERS COMMUNICATIONCLASS B NON
VTG 775109200 253,253 8,377,535SH SOLE 8,377,535 ROYAL BANK CDA
COMMON 780087102 599,37910,414,932SH SOLE 10,414,932 ROYAL DUTCH
SHELL ADR(2 ORD CL A) 780259206 245 4,000SH SOLE 4,000 SAP AG SPNS
ADR(1 ORD SHR) 803054204 45,775 873,600SH SOLE 873,600 SCHLUMBERGER
LTD COMMON 806857108 89,512 1,400,740SH SOLE 1,400,740 SIEMENS A G SP
ADR 826197501 41,506 416,430SH SOLE 416,430 SPECTRA ENERGY CORP
COMMON 847560109 62,133 3,059,620SH SOLE 3,059,620 SUN LIFE FNCL INC
COMMON 866796105 321 9,561SH SOLE 9,561 SUNCOR ENERGY INC COMMON
867224107 713,05119,065,538SH SOLE 19,065,538 SYSCO CORP COMMON
871829107 79,421 2,980,790SH SOLE 2,980,790 TAIWAN SEMICONDUCTORSP
ADR(5 ORD) 874039100 37,274 3,171,877SH SOLE 3,171,877 THOMSON REUTERS
CORPCOMMON 884903105 430,06211,979,443SH SOLE 11,979,443 TIME WARNER
INC COM NEW 887317303 957 31,000SH SOLE 31,000 TOMKINS PLC SP ADR (4
ORD) 890030208 2,272 176,700SH SOLE 176,700 TORAY INDUSTRIES ADR(10
ORDS) 890880206 10,753 166,600SH SOLE 166,600 TORONTO DOMINION BK
COMMON 891160509 757,60310,940,111SH SOLE 10,940,111 TOYOTA MTR CORP
ADR (2 ORD) 892331307 51,349 609,535SH SOLE 609,535 UNILEVER N.V NY
SHARES(1 ORD) 904784709 1,037 33,500SH SOLE 33,500 UNITED TECHNOLOGIES COMMON 913017109 138,473 2,119,620SH SOLE 2,119,620 UPM KYMMENE CORP
SP ADR 915436109 452 35,100SH SOLE 35,100 VOLVO AKTIEBOLAGET ADR (1
ORD) 928856400 8,658 871,100SH SOLE 871,100 WAL MART STORES INC
COMMON 931142103 109,336 2,077,270SH SOLE 2,077,270 WELLS FARGO & CO
COMMON 949746101 114,249 3,781,246SH SOLE 3,781,246 YAHOO INC COMMON
984332106 603 31,600SH SOLE 31,600 TALISMAN ENERGY INC COMMON
87425E103C 500,58826,869,973SH SOLE 26,869,973 VALE S.A ADR(1 ORD SHR)
204412209 52,732 2,126,300SH SOLE 2,126,300 AT&T INC COMMON 00206R102
110,327 3,809,612SH SOLE 3,809,612 ALTRIA GROUP INC COMMON 02209S103
395 20,700SH SOLE 20,700 BCE INC COMMON 05534B760 379,54514,382,145SH
SOLE 14,382,145 BNP PARIBAS SP ADR(0.50 SH) 05565A202 8,174 184,600SH SOLE
184,600 BANCO SANTANDER SA ADR (1 ORD) 05964H105 18,256 1,054,300SH
SOLE 1,054,300 BARRICK GOLD CORP COMMON USD 067901108C 6,156
151,500SH SOLE 151,500 CML HEALTHCARE IN FDTRUST UNIT 12582P105 249 18,000SH SOLE 18,000 CAMECO CORP COMMON 13321L108 511,06317,201,720SH
SOLE 17,201,720 CDN PACIFIC RAILWAY COMMON 13645T100 40,891 816,185SH
SOLE 816,185 CISCO SYSTEMS INC COMMON 17275R102 105,920 4,196,595SH
SOLE 4,196,595 DBS GROUP HLDGS LTD SP ADR(4 ORD) 23304Y100 1,574
39,000SH SOLE 39,000 DEVON ENERGY CORP COMMON 25179M103 938
13,000SH SOLE 13,000 DIAGEO P L C SP ADR (4 ORD) 25243Q205 51,587
782,460SH SOLE 782,460 DUKE ENERGY CORP COMMON 26441C105 262
15,500SH SOLE 15,500 EMBRAER-EMPRESA BRASADR(4 ORD SHRS) 29081M102
30,846 1,254,100SH SOLE 1,254,100 ENBRIDGE INC COMMON 29250N105 35,320
849,640SH SOLE 849,640 EXELON CORP COMMON 30161N101 133,090
2,501,580SH SOLE 2,501,580 EXPERIAN PLC SPONSORED ADR 30215C101 6,957
776,100SH SOLE 776,100 EXXON MOBIL CORP COMMON 30231G102 133,157
1,810,095SH SOLE 1,810,095 FNX MINING COMMON 30253R101 1,349 143,800SH
SOLE 143,800 FRANCE TELECOM SP ADR (1 ORD) 35177Q105 38,933 1,348,870SH
SOLE 1,348,870 GOLDMAN SACHS GROUP COMMON 38141G104 118,440
599,210SH SOLE 599,210 GOOGLE INC CLASS A 38259P508 126,094 237,175SH
SOLE 237,175 CGI GROUP INC CLASS A SUB VTG 39945C109 72,281 5,764,053SH SOLE 5,764,053 HENKEL AG & CO KGAA SPONSORED ADR 42550U109 352
9,000SH SOLE 9,000 IESI-BFC LTD COMMON 44951D108 185 13,300SH SOLE
13,300 IAMGOLD CORP COMMON 450913108C 606 40,000SH SOLE 40,000
IVANHOE MINES COMMON 46579N103 1,925 139,900SH SOLE 139,900
JPMORGAN CHASE & CO COMMON 46625H100 152,020 3,235,575SH SOLE
3,235,575 KRAFT FOODS INC CLASS A 50075N104 1,431 50,811SH SOLE 50,811
MDS INC COMMON 55269P302 56,877 6,485,400SH SOLE 6,485,400 MAGNA INTL
INC CLASS A 559222401C 4,582 100,500SH SOLE 100,500 MANULIFE FINCL CORP COMMON 56501R106 571,07825,381,236SH SOLE 25,381,236 MOSAIC CO
COMMON 61945A107 70,977 1,377,100SH SOLE 1,377,100 NEXEN INC COMMON
65334H102 774 31,820SH SOLE 31,820 NOVARTIS AG ADR (1 ORD CHF)
66987V109 81,916 1,516,470SH SOLE 1,516,470 POTASH CORP OF SASK COMMON
73755L107 280,769 2,890,950SH SOLE 2,890,950 POTASH CORP OF SASK
COMMON 73755L107C 4,921 50,800SH SOLE 50,800 RESIN SYSTEMS COMMON 76111T102 759 2,138,375SH SOLE 2,138,375 SCOTTISH &SOUTH ENERADR
81012K309 4,191 209,600SH SOLE 209,600 SHAW COMMUNICATIONS CLASS B
NON VTG 82028K200 238 12,300SH SOLE 12,300 STATOILHYDRO ASA SP ADR(1
ORD NOK2.5)85771P102 5,430 224,700SH SOLE 224,700 TMX GROUP INC
COMMON 87261X108 89,398 2,489,500SH SOLE 2,489,500 TELUS CORP COMMON
87971M103 109,431 3,168,233SH SOLE 3,168,233 3M COMPANY COMMON
88579Y101 55,218 697,830SH SOLE 697,830 TIM HORTONS INC COMMON
88706M103 98,690 3,242,104SH SOLE 3,242,104 TIME WARNER CABLE COMMON
NEW 88732J207 111,918 2,422,400SH SOLE 2,422,400 TRANSALTA CORP
COMMON 89346D107 213,678 9,783,800SH SOLE 9,783,800 TRANSCANADA CORP
COMMON 89353D107 247,257 7,409,551SH SOLE 7,409,551 TRANSCANADA CORP
COMMON 89353D107C 1,181 35,500SH SOLE 35,500 ULTRA PETROLEUM
COMMON 903914109C 79,341 1,511,400SH SOLE 1,511,400 VERIZON
COMMUNICATNSCOMMON 92343V104 78,884 2,430,516SH SOLE 2,430,516
VIACOM INC CLASS B 92553P201 61,630 2,049,916SH SOLE 2,049,916 VODAFONE
GRP PLC ADR(10 ORDS) 92857W209 56,356 2,336,032SH SOLE 2,336,032 WPP PLC
SP ADR(5 ORDS) 92933H101 47,339 1,027,500SH SOLE 1,027,500 WAL MART DE
MEXICO SP ADR(10 SHS) 93114W107 53,459 1,438,100SH SOLE 1,438,100 WASTE
MANAGEMENT INCCOMMON 94106L109 68,876 2,154,200SH SOLE 2,154,200 ACE
LIMITED COMMON H0023R105 130,105 2,269,800SH SOLE 2,269,800
TRANSOCEAN LTD COMMON H8817H100 94,064 1,025,726SH SOLE 1,025,726
TYCO INTL LTD COMMON H89128104 53,138 1,437,360SH SOLE 1,437,360 TYCO
ELEC LTD COMMON H8912P106 503 21,075SH SOLE 21,075 CHECK POINT SOFTWAREORDINARY M22465104 33,823 1,112,700SH SOLE 1,112,700


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011